	VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND
		Schedule of Investments
96.10%	OPTIONS PURCHASED	July 31, 2026 (unaudited)

		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
96.10%	CALL OPTIONS
	Cboe Mini Bitcoin U.S. ETF Index	3,053	$ 10,880,892	$1.33	09/16/2026 $	10,485,596
	(Cost: $13,029,739)
96.10%	TOTAL OPTIONS PURCHASED					10,485,596
	(Cost: $13,029,739)
4.50%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund 3.550%(B)			491,119		491,119
	(Cost: $491,119)
100.60%	TOTAL INVESTMENTS					10,976,715
	(Cost: $13,520,858)
(0.60%)	Liabilities in excess of other assets					(65,447)
100.00%	NET ASSETS					$10,911,268

(A)Non-income producing

(B)Effective 7 day yield as of July 31,2026

See Notes to Schedule of Investments.

VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND

Schedule of Investments

July 31, 2026 (unaudited)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:
		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
Assets	Quoted Prices	Observable Inputs	Inputs	Total

Options Purchased	$-	$10,485,596	$-	$10,485,596
Money Market Funds	491,119	-	-	491,119
	$491,119	$10,485,596	$-	$10,976,715

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $13,520,858, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(2,544,143)
Net unrealized appreciation (depreciation)	$(2,544,143)